Condensed Statements of Stockholders' Equity (Deficit) (Parenthetical)	Jun. 30, 2020	Oct. 15, 2019
Reverse stock splits	As a result of the Reverse Split, each (100) shares on common stock issued and outstanding prior to the Reverse Split were converted into one (1) share of common stock.	As a result of the Reverse Split, each 100 shares of common stock issued and outstanding prior to the Reverse Split were converted into one (1) common stock.
Common Stock [Member]
Reverse stock splits	Common stock adjusted to reflect 1:100 reverse stock splits	Common stock adjusted to reflect 1:100 reverse stock splits